Basis of measurement - Capital management (Details) R$ in Thousands	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Basis of measurement
Loans and financing	R$ 764,477	R$ 186,971
Less: cash and cash equivalents	(271,607)	(118,918)	R$ (61,754)	R$ (12,266)
Net bank loans and financing	492,870	68,053
Total shareholders' equity	447,088	337,918	R$ 327,194	R$ 65,119
Total capital	R$ 939,958	R$ 405,971
Leverage ratio	52.4	16.8